SUBSIDIARY EQUITY OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial liabilities [abstract]
Disclosure of detailed information about equity interests classified as liabilities [Table Text Block]
Subsidiary equity obligations consist of the following:

AS AT DEC. 31 (MILLIONS)	Note	2025	2024
Subsidiary preferred shares and capital	(a)	$2,755	$3,578
Subsidiary preferred equity units		1,053	1,042
Limited-life funds and redeemable fund units		—	139
Total		$3,808	$4,759